UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4375

Name of Fund: Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Florida
      Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 1/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2003

Merrill Lynch
Florida Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

DEAR SHAREHOLDERS

The Municipal Market Environment

During the six-month period ended January 31, 2003, long-term fixed income interest rates continued to move lower. As they had in 2002, declining U.S. equity markets and escalating worldwide political tensions easily overshadowed the incipient U.S. economic recovery, allowing bond yields to fall to recent historical lows. Economic releases, such as national employment and purchasing manager surveys, were generally weak early in the period. Additionally, at its August 2002 meeting, the Federal Reserve Board indicated that concerns about future economic weakness outweighed those of rising inflation. This signaled that the Federal Reserve Board was more likely to continue to lower short-term interest rates to boost economic activity rather than to raise them to reduce inflationary pressures. These factors combined to generate a very favorable fixed income environment during August and September 2002. The dramatic decline in equity values in late August and September triggered a significant fixed income rally as investors sought the safe-haven status of U.S. Treasury issues. By the end of September, U.S. Treasury bond yields had fallen to 4.65%.

Bolstered by an unexpected decline in the national unemployment rate to 5.6% in early October, U.S. equity markets staged a strong rally throughout much of the month. The Standard & Poor's 500 (S&P 500) Index rose over 8% for October, triggered by stronger-than-expected earnings reports from a large number of companies, such as General Electric Company, International Business Machines Corporation and Microsoft Corporation. As they have throughout most of the period, bond prices traded in an inverse relationship to equity prices. Consequently, as stocks rallied, bond yields rose in October, despite generally weak economic releases. During October, the U.S. housing sector remained quite robust, but retail sales and industrial production slowed. Fixed income bond yields remained under pressure in November as U.S. equity markets continued to strengthen. During November, the S&P 500 Index rose an additional 5.5%. Equity prices were supported by further signs of U.S. economic recovery, especially improving labor market activity. By the end of November, third quarter gross domestic product growth was 4%. Financial conditions were also strengthened by a larger-than-expected reduction in short-term interest rates by the Federal Reserve Board in early November. The Federal Funds target rate was lowered 50 basis points (.50%) to 1.25%, its lowest level since the 1960s. Recent action by the Federal Reserve Board was largely viewed as being taken to bolster the sputtering U.S. economic recovery. Rebounding U.S. equity markets and the prospects for a more substantial U.S. economic recovery pushed long-term U.S. Treasury yield levels to 5.10% by late November.

In December 2002 and January 2003, softer equity prices and renewed investor concerns about potential military action against Iraq and nuclear tensions in North Korea again pushed bond prices higher. The S&P 500 Index declined more than 5% in December on disappointing earnings reports and anticipated weak holiday retail sales. During January, the S&P 500 Index declined an additional 2.5% as businesses tried to scale back analysts' expectations of future earnings. In early 2003, investors again sought the safety of U.S. Treasury securities. U.S. Treasury bond yields declined more than 25 basis points in December and January to end the period at approximately 4.85%. Over the last six months, U.S. Treasury bond yields fell more than 45 basis points.

For the six-month period ended January 31, 2003, tax-exempt bond prices also generally rose. In recent months, municipal bond yields have declined in response to the positive fixed income environment engendered by falling equity valuations. Price advances in tax-exempt issues have not been able to keep pace with U.S. Treasury bond price improvement as municipal bonds cannot offer foreign investors the safe-haven status U.S. Treasury obligations enjoy in periods of economic and political instability. Additionally, tax-exempt bond issuance increased dramatically in the last half of 2002, removing some of the positive technical support the municipal bond market enjoyed earlier in 2002. At the end of January 2003, long-term municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, stood at 5.34%, a decline of approximately 15 basis points during the last six months.

Investor demand for tax-exempt products remained positive throughout the period. In addition to the

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

approximately $75 billion investors received from June to August 2002 from bond maturities, coupon income and proceeds from early redemptions, investors also received approximately $30 billion from these sources in January 2003. The Investment Company Institute reported that in 2002 municipal bond funds net cash flows were very positive at more than $16 billion, an increase of over 40% compared to 2001. However, these positive demand factors have not been able to offset the increase in tax-exempt new-issue supply that has resulted in the underperformance seen in recent months. This price underperformance served to make municipal bonds a particularly attractive purchase relative to their taxable counterparts. Throughout most of the yield curve, municipal bonds have been available for purchase at yields near or exceeding those of comparable U.S. Treasury issues. Compared to their recent historical averages of 82% - 88% of U.S. Treasury yields, municipal bond yield ratios in their current 95% - 105% range are likely to prove attractive to long-term investors.

Continued uncertainty regarding the pace of the current U.S. economic recovery as well as the resolution of the U.N./Iraq confrontation are likely to keep interest rates near their present levels for the immediate future. Equity market declines over the past three years have helped push interest rates lower than economic fundamentals alone would support. When U.S. business conditions improve and equity markets stabilize, any associated interest rate increases should not be extreme. Inflationary pressures are negligible and any move by the Federal Reserve Board to raise short-term interest rates is unlikely before late 2003. As equity valuations are likely to only gradually improve, the U.S. economic recovery is also likely to be a moderate process. This suggests that the pace of any interest rate increases will also be gradual. As the municipal bond market's strong technical position can be expected to remain supportive in the coming months, future tax-exempt interest rate increases should be more restrained than their taxable counterparts.

Specific to Florida, the state's General Fund budget proposal for fiscal year 2003-2004 is $53.9 billion, a 7% increase from the prior year. This budget will attempt to close a $2 billion fiscal year 2004 operating shortfall. It includes currently passed referendums for smaller class sizes, enrolling four-year olds as pre-kindergartners and a high-speed rail line. Florida is projected to end fiscal year 2002-2003 with an operating surplus of $140 million and a Rainy Day Fund at $960 million, a sharp contrast to most other states. With the implementation of the constitutional amendments, spending will increase faster than revenues and will force the state to borrow. In fiscal 2004, $3 billion is earmarked for schools. However, this is just part of an estimated $4 billion - $27 billion cost for education during the next eight years. With this increase in spending in the current fiscal year, other programs will be reduced and/or eliminated to pick up the expense. Some proposed cuts include $200 million from transportation, $111 million from universities and $51 million from juvenile crime prevention. Additional expenditure savings will be derived by outsourcing state agency functions such as payroll and benefits administration, totaling another $200 million. These reductions, along with an increase in the corporate tax structure, the inclusion of video lottery terminals at racetracks and improving sales tax collections are estimated to generate more than $1 billion. Proposed expenditure reductions and revenue increases, along with a sizeable Rainy Day Fund, will enable the state to operate without increasing other taxes. However, the state balanced its budget by burdening local governments and universities by asking the voters to increase local sales taxes and/or increase tuition to meet local operations. Even though the state is being pressured by a weak national economy, we believe it is in a position in the coming year to perform well given its prospective management and financial flexibility.

Portfolio Strategy

For the six months ended January 31, 2003, we maintained the Fund's neutral position, as we continued to focus on reducing the volatility of the Fund. During the period, U.S. equity and fixed income markets were quite volatile. The Federal Reserve Board lowered short-term interest rates in November 2002 and the municipal bond yield curve remained very steep. We continued to sell some of the Fund's 10-year - 15-year bonds and with the proceeds purchased larger-couponed bonds maturing in 20 years - 30 years. These longer-dated maturities are expected to enhance the Fund's income stream and help preserve asset valuations during future periods of market volatility.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

During the period, new-issue supply was up approximately 27% compared to the same period a year ago. Despite the heavy supply, retail and institutional demand has remained quite strong. This limited us from fully implementing our desired strategy of continuing to sell some of the Fund's 10-year - 15-year bonds and purchase larger-couponed bonds maturing in 20 years - 30 years as they become available. Going forward, the municipal bond curve is expected to remain quite steep. Therefore, we look to maintain the Fund's neutral position and will remain fully invested in an effort to enhance shareholder income.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Florida Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Robert D. Sneeden

Robert D. Sneeden
Vice President and Portfolio Manager

March 7, 2003

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 1/31/03                               +7.29%             +3.00%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +4.75              +3.90
------------------------------------------------------------------------------
Ten Years Ended 1/31/03                              +5.56              +5.13
------------------------------------------------------------------------------

 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                 Without CDSC        With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 1/31/03                               +6.75%             +2.75%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +4.22              +3.89
------------------------------------------------------------------------------
Ten Years Ended 1/31/03                              +5.03              +5.03
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                                   % Return          % Return
                                                 Without CDSC        With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 1/31/03                               +6.64%             +5.64%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +4.14              +4.14
------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                      +5.65              +5.65
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 1/31/03                               +7.19%             +2.90%
------------------------------------------------------------------------------
Five Years Ended 1/31/03                             +4.66              +3.81
------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                      +6.19              +5.67
------------------------------------------------------------------------------

 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                                      Ten Years/
                                                       6-Month         12-Month    Since Inception    Standardized
As of January 31, 2003                              Total Return     Total Return    Total Return     30-Day Yield
==================================================================================================================
ML Florida Municipal Bond Fund Class A Shares*          +3.21%          +7.29%          +71.84%           4.46%
------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class B Shares*          +2.94           +6.75           +63.36            4.14
------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class C Shares*          +2.99           +6.64           +57.66            4.04
------------------------------------------------------------------------------------------------------------------
ML Florida Municipal Bond Fund Class D Shares*          +3.16           +7.19           +64.41            4.36
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                  +3.16           +7.46       +88.71/+79.92           --
==================================================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten year/since inception dates are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                      Issue                                                        Value
====================================================================================================================================
California--2.1%
====================================================================================================================================
A         A1        $ 3,400     Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
                                Revenue Bonds, Series 2003-A-1, 6.75% due 6/01/2039                                          $ 3,310
====================================================================================================================================
Florida--90.7%
====================================================================================================================================
AAA       Aaa         1,095     Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue
                                Bonds (Adventist Health Systems--Sunbelt), 7% due 10/01/2014 (e)                               1,395
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*           885     Arbor Greene, Florida, Community Development District, Special Assessment
                                Revenue Bonds, 6.50% due 5/01/2007                                                               895
------------------------------------------------------------------------------------------------------------------------------------
AA        NR*         1,665     Beacon Tradeport Community Development District, Florida, Special Assessment
                                Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)               1,739
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*           700     Bonnet Creek Resort, Florida, Community Development District, Special Assessment
                                Revenue Bonds, 7.50% due 5/01/2034                                                               711
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*           300     Brooks of Bonita Springs II, Florida, Community Development District,
                                Capital Improvement Revenue Bonds, Series B, 6.60% due 5/01/2007                                 304
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Florida Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P        Moody's     Face
Ratings    Ratings    Amount                                         Issue                                                    Value
====================================================================================================================================
Florida (continued)
====================================================================================================================================
                               Broward County, Florida, HFA, M/F Housing Revenue Refunding Bonds
                               (Lakeside Apartments Project) (d):
AAA          NR*     $ 1,100         6.90% due 8/01/2015                                                                    $  1,158
AAA          NR*       1,100         7% due 2/01/2025                                                                          1,157
------------------------------------------------------------------------------------------------------------------------------------
AA-          A3        5,000   Broward County, Florida, Resource Recovery Revenue Refunding Bonds
                               (Wheelabrator South Broward), Series A, 5.375% due 12/01/2009                                   5,417
------------------------------------------------------------------------------------------------------------------------------------
NR*          Baa3        550   Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019                  536
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       1,000   Celebration Community Development District, Florida (Special Assessment),
                               6% due 5/01/2010 (c)                                                                            1,065
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       7,000   Charlotte County, Florida, Health Care Facilities Revenue Refunding Bonds
                               (Bon Secours Health System), RIB, 10.57% due 8/26/2027 (g)(h)                                   7,404
------------------------------------------------------------------------------------------------------------------------------------
NR*          Baa3      1,000   Citrus County, Florida, Hospital Board Revenue Refunding Bonds
                               (Citrus Memorial Hospital), 6.25% due 8/15/2023                                                   987
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa       1,340   Clay County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County), AMT,
                               6.30% due 10/01/2020 (d)(f)                                                                     1,432
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*       1,000   Double Branch Community, Florida, Development District, Special Assessment Bonds,
                               Series B-1, 5.60% due 5/01/2007                                                                   999
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa      12,000   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                               7% due 4/01/2028 (d)(f)                                                                        12,641
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa       3,145   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                               (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (b)                                    3,459
------------------------------------------------------------------------------------------------------------------------------------
BBB          Baa2     11,370   Escambia County, Florida, PCR (Champion International Corporation Project),
                               AMT, 6.90% due 8/01/2022                                                                       11,833
------------------------------------------------------------------------------------------------------------------------------------
BBB          Baa2      1,500   Escambia County, Florida, PCR, Refunding (Champion International
                               Corporation Project), 6.95% due 11/01/2007                                                      1,533
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*         365   Fleming Island Plantation, Florida, Community Development District,
                               Special Assessment Bonds, Series A, 6.30% due 2/01/2005                                           367
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       3,105   Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028 (c)           3,277
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*       5,210   Florida HFA Revenue Bonds, DRIVERS, AMT, Series 189, 12.50% due 2/01/2035 (b)(h)                5,693
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         885   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
                               Series 10, 5.50% due 7/01/2017 (g)                                                                931
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       1,635   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds,
                               AMT, Series 4, 6.25% due 7/01/2022 (g)                                                          1,745
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*       5,000   Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222,
                               11.04% due 7/01/2017 (h)(i)                                                                     6,635
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*       1,750   Florida State Board of Education, Public Education, GO, Refunding,
                               Series D, 5.75% due 6/01/2022 (g)                                                               1,908
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*       2,500   Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS,
                               Series 218, 11.04% due 7/01/2029 (h)(i)                                                         3,284
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         135   Gulf Breeze, Florida, Miami Beach Local Government Revenue Bonds, Series C,
                               5% due 12/01/2015 (i)                                                                             145
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*       1,000   Harbor Bay, Florida, Community Development District, Capital Improvement Special
                               Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                            1,023
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*         885   Heritage Isles Community Development District, Florida, Special Assessment Revenue
                               Refunding Bonds, 5.90% due 11/01/2006                                                             885
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P        Moody's     Face
Ratings    Ratings    Amount                                         Issue                                                    Value
====================================================================================================================================
Florida (continued)
====================================================================================================================================
NR*          NR*     $   675   Heritage Palms, Florida, Community Development District, Capital Improvement
                               Revenue Bonds, 6.25% due 11/01/2004                                                          $    678
------------------------------------------------------------------------------------------------------------------------------------
A-           A3        3,000   Highlands County, Florida, Health Facilities Authority Revenue Bonds
                               (Adventist Health System/Sunbelt Obligated Group), Series A, 6% due 11/15/2031                  3,113
                               Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum), AMT:
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*       1,000         Series A, 7.125% due 4/01/2030                                                              982
NR*          NR*       1,250         Series B, 7.125% due 4/01/2030                                                            1,228
------------------------------------------------------------------------------------------------------------------------------------
                               Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                               Revenue Bonds (Mayo Clinic--Jacksonville):
AA           Aa2       1,000         Series A, 5.50% due 11/15/2036                                                            1,025
AA           Aa2       2,000         Series B, 5.50% due 11/15/2036                                                            2,054
AAA          Aaa         750         Series B, 5.50% due 11/15/2036 (c)                                                          788
------------------------------------------------------------------------------------------------------------------------------------
AA           Aa2       2,800   Jacksonville, Florida, Electric Authority, Electric System Revenue Bonds,
                               Series 3-C, 5.50% due 10/01/2030                                                                2,889
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*       4,920   Jacksonville, Florida, Electric Authority, Electric System Revenue Refunding Bonds,
                               Series Three, 6% due 10/01/2025 (c)                                                             5,349
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       1,200   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                               Improvement Bonds, 5.25% due 10/01/2032 (i)                                                     1,237
------------------------------------------------------------------------------------------------------------------------------------
NR*          Baa3        500   Jacksonville, Florida, Health Facilities Authority, IDR (National Benevolent
                               Association--Cypress Village), Series A, 7.05% due 3/01/2024                                      469
------------------------------------------------------------------------------------------------------------------------------------
NR*          Baa3      1,000   Jacksonville, Florida, Health Facilities Authority, IDR, Refunding (National Benevolent
                               Association, Cypress Village Florida Project), 7% due 12/01/2022                                  939
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*         435   Lexington Oaks, Florida, Community Development District, Special Assessment
                               Revenue Bonds, Series B, 6.70% due 5/01/2007                                                      443
------------------------------------------------------------------------------------------------------------------------------------
BBB+         NR*       1,570   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Martin Memorial Medical Center), Series A, 5.875% due 11/15/2032                               1,508
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       9,500   Miami--Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                               6.375% due 7/01/2010 (i)(j)                                                                    11,486
------------------------------------------------------------------------------------------------------------------------------------
                               Miami--Dade County, Florida, School Board COP, Series C (g):
AAA          Aaa         715         5.50% due 10/01/2016                                                                        787
AAA          Aaa       1,000         5.50% due 10/01/2018                                                                      1,089
------------------------------------------------------------------------------------------------------------------------------------
                               Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
A-           A3          500         (Adventist Health System), 6.25% due 11/15/2024                                             526
A-           A2        2,705         (Orlando Regional Healthcare), 6% due 12/01/2028                                          2,800
A-           A2          700         (Orlando Regional Healthcare), 5.75% due 12/01/2032                                         706
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       6,500   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due 10/01/2031 (b)        6,768
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*       1,000   Orlando, Florida, Urban Community Development District, Capital Improvement
                               Special Assessment Bonds, Series A, 6.95% due 5/01/2033                                         1,014
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa       1,265   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                               5.25% due 10/01/2025 (b)                                                                        1,309
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         925   Osceola County, Tourist Development Tax Revenue Bonds, Series A, 5.50% due 10/01/2027 (i)         979
------------------------------------------------------------------------------------------------------------------------------------
BBB+         NR*       1,000   Palm Beach County, Florida, Health Facilities Authority, Retirement Community
                               Revenue Bonds (Acts Obligation Group), 5.625% due 11/15/2020                                    1,007
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*         910   Panther Trace, Florida, Community Development District, Special Assessment
                               Revenue Bonds, Series B, 6.50% due 5/01/2009                                                      911
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P        Moody's     Face
Ratings    Ratings    Amount                                         Issue                                                    Value
====================================================================================================================================
Florida (concluded)
====================================================================================================================================
NR*          NR*     $   500   Park Place Community Development District, Florida, Special Assessment
                               Revenue Bonds, 6.75% due 5/01/2032                                                           $    498
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       2,080   Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist Health
                               System--Sunbelt), 7% due 10/01/2014 (e)                                                         2,636
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*       1,000   Reunion East Community Development District, Florida, Special Assessment,
                               Series B, 5.90% due 11/01/2007                                                                  1,001
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         795   Saint John's County, Florida, IDA, IDR, Refunding (Professional Golf Project),
                               5.50% due 9/01/2013 (c)                                                                           892
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*       4,640   South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (c)     4,945
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*         835   Stoneybrook West, Florida, Community Development District, Special Assessment
                               Revenue Bonds, Series B, 6.45% due 5/01/2010                                                      845
------------------------------------------------------------------------------------------------------------------------------------
NR*          NR*       1,500   Vista Lakes Community Development District, Florida, Capital Improvement
                               Revenue Bonds, Series A, 6.75% due 5/01/2034                                                    1,513
------------------------------------------------------------------------------------------------------------------------------------
North Carolina--0.7%
------------------------------------------------------------------------------------------------------------------------------------
A1           NR*       1,200   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                               Revenue Refunding Bonds (Carol Woods Project), VRDN, 1.25% due 4/01/2031 (a)(k)                 1,200
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--3.3%
------------------------------------------------------------------------------------------------------------------------------------
NR*          Baa2      1,000   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Cogeneration Facility--AES Puerto Rico Project),
                               AMT, 6.625% due 6/01/2026                                                                       1,030
------------------------------------------------------------------------------------------------------------------------------------
BBB+         Baa3      4,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation
                               Revenue Bonds, Series E, 5.75% due 8/01/2030                                                    4,298
------------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost--$147,477)--96.8%                                                 154,810
------------------------------------------------------------------------------------------------------------------------------------

                       Shares
                        Held                                           Common Stock
------------------------------------------------------------------------------------------------------------------------------------
                       1,113   Merrill Lynch Institutional Tax-Exempt Fund+                                                    1,113
------------------------------------------------------------------------------------------------------------------------------------
                               Total Common Stocks (Cost--$1,113)--0.7%                                                        1,113
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$148,590)--97.5%                                                                                    155,923

Other Assets Less Liabilities--2.5%                                                                                            3,974
                                                                                                                            --------
Net Assets--100.0%                                                                                                          $159,897
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2003.
(b)   AMBAC Insured.
(c)   MBIA Insured.
(d)   FNMA Collateralized.
(e)   Escrowed to maturity.
(f)   GNMA Collateralized.
(g)   FSA Insured.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 2003.
(i)   FGIC Insured.
(j)   Prerefunded.
(k)   Radian Insured.
  *   Not Rated.
  + Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                         Net Share          Net        Dividend
      Affiliate                          Activity          Cost         Income
      --------------------------------------------------------------------------

      Merrill Lynch Institutional
      Tax-Exempt Fund                     1,113           $1,113         $18
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2003

Assets:              Investments, at value (identified cost--$148,589,760) ..........................                 $155,923,294
                     Cash ...........................................................................                       57,272
                     Receivables:
                       Interest .....................................................................  $  2,613,566
                       Securities sold ..............................................................     1,581,149
                       Beneficial interest sold .....................................................       311,267
                       Dividends ....................................................................            32      4,506,014
                                                                                                       ------------
                     Prepaid expenses ...............................................................                        3,959
                                                                                                                      ------------
                     Total assets ...................................................................                  160,490,539
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Beneficial interest redeemed .................................................       332,934
                       Dividends to shareholders ....................................................       130,631
                       Investment adviser ...........................................................        84,846
                       Distributor ..................................................................        42,161        590,572
                                                                                                       ------------
                     Accrued expenses ...............................................................                        2,867
                                                                                                                      ------------
                     Total liabilities ..............................................................                      593,439
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .....................................................................                 $159,897,100
                                                                                                                      ============
----------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ..............................................................                 $    232,439
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..............................................................                      661,369
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..............................................................                      140,036
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..............................................................                      526,748
                     Paid-in capital in excess of par                                                                  167,212,944
                     Undistributed investment income--net ...........................................  $    109,893
                     Accumulated realized capital losses on investments--net ........................   (16,319,863)
                     Unrealized appreciation on investments--net ....................................     7,333,534
                                                                                                       ------------
                     Total accumulated losses--net ..................................................                   (8,876,436)
                                                                                                                      ------------
                     Net assets .....................................................................                 $159,897,100
                                                                                                                      ============
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $23,832,665 and 2,324,394 shares
                     of beneficial interest outstanding .............................................                 $      10.25
                                                                                                                      ============
                     Class B--Based on net assets of $67,813,728 and 6,613,693 shares
                     of beneficial interest outstanding .............................................                 $      10.25
                                                                                                                      ============
                     Class C--Based on net assets of $14,334,022 and 1,400,364 shares
                     of beneficial interest outstanding .............................................                 $      10.24
                                                                                                                      ============
                     Class D--Based on net assets of $53,916,685 and 5,267,483 shares
                     of beneficial interest outstanding .............................................                 $      10.24
                                                                                                                      ============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

Statement of Operations

                                                                                                    For the Six Months Ended
                                                                                                            January 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Investment Income:   Interest ............................................................                       $ 4,854,805
                     Dividends ...........................................................                            18,026
                                                                                                                 -----------
                     Total income ........................................................                         4,872,831
                                                                                                                 -----------
----------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ............................................      $ 445,769
                     Account maintenance and distribution fees--Class B ..................        181,556
                     Accounting services .................................................         50,121
                     Account maintenance and distribution fees--Class C ..................         38,690
                     Professional fees ...................................................         36,995
                     Account maintenance fees--Class D ...................................         25,329
                     Printing and shareholder reports ....................................         20,543
                     Transfer agent fees--Class B ........................................         16,097
                     Registration fees ...................................................         15,190
                     Transfer agent fees--Class D ........................................          9,565
                     Trustees' fees and expenses .........................................          7,395
                     Custodian fees ......................................................          5,700
                     Pricing fees ........................................................          4,984
                     Transfer agent fees--Class A ........................................          4,879
                     Transfer agent fees--Class C ........................................          2,828
                     Other ...............................................................          6,143
                                                                                                ---------
                     Total expenses before reimbursement .................................        871,784
                     Reimbursement of expenses ...........................................         (2,879)
                                                                                                ---------
                     Total expenses after reimbursement ..................................                           868,905
                                                                                                                 -----------
                     Investment income--net ..............................................                         4,003,926
                                                                                                                 -----------
----------------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ...................................                           494,285
Unrealized           Change in unrealized appreciation on investments--net ...............                           263,246
Gain on                                                                                                          -----------
Investments--Net:    Total realized and unrealized gain on investments--net ..............                           757,531
                                                                                                                 -----------
                     Net Increase in Net Assets Resulting from Operations ................                       $ 4,761,457
                                                                                                                 ===========
----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

Statements of Changes in Net Assets

                                                                                              For the Six          For the
                                                                                             Months Ended        Year Ended
                                                                                              January 31,         July 31,
Increase (Decrease) in Net Assets:                                                               2003               2002
----------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net ...........................................   $  4,003,926       $  7,682,408
                        Realized gain on investments--net ................................        494,285          1,155,663
                        Change in unrealized appreciation on investments--net ............        263,246           (336,243)
                                                                                             ------------       ------------
                        Net increase in net assets resulting from operations .............      4,761,457          8,501,828
                                                                                             ------------       ------------
----------------------------------------------------------------------------------------------------------------------------
Dividends to            Investment income--net:
Shareholders:             Class A ........................................................       (679,479)        (1,417,464)
                          Class B ........................................................     (1,719,819)        (3,725,318)
                          Class C ........................................................       (299,235)          (412,106)
                          Class D ........................................................     (1,303,347)        (2,117,956)
                                                                                             ------------       ------------
                        Net decrease in net assets resulting from dividends to
                        shareholders .....................................................     (4,001,880)        (7,672,844)
                                                                                             ------------       ------------
----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net increase (decrease) in net assets derived from beneficial
Transactions:           interest transactions ............................................      5,819,201        (10,670,581)
                                                                                             ------------       ------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase (decrease) in net assets ..........................      6,578,778         (9,841,597)
                        Beginning of period ..............................................    153,318,322        163,159,919
                                                                                             ------------       ------------
                        End of period* ...................................................   $159,897,100       $153,318,322
                                                                                             ============       ============
----------------------------------------------------------------------------------------------------------------------------
                      * Undistributed investment income--net .............................   $    109,893       $    107,847
                                                                                             ============       ============
----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

Financial Highlights

                                                                                                   Class A
                                                                       -----------------------------------------------------------
                                                                        For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended                 For the Year Ended July 31,
                                                                        Jan. 31,      --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003           2002        2001       2000        1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..........   $  10.20       $  10.14    $   9.73    $  10.08    $  10.41
Operating                                                              --------       --------    --------    --------    --------
Performance:         Investment income--net ........................        .27+           .52         .51         .50         .50
                     Realized and unrealized gain (loss) on
                     investments--net ..............................        .05            .06         .42        (.35)       (.33)
                                                                       --------       --------    --------    --------    --------
                     Total from investment operations ..............        .32            .58         .93         .15         .17
                                                                       --------       --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ......................       (.27)          (.52)       (.51)       (.50)       (.50)
                       In excess of realized gain on
                       investments--net ............................         --             --        (.01)         --          --
                                                                       --------       --------    --------    --------    --------
                     Total dividends and distributions .............       (.27)          (.52)       (.52)       (.50)       (.50)
                                                                       --------       --------    --------    --------    --------
                     Net asset value, end of period ................   $  10.25       $  10.20    $  10.14    $   9.73    $  10.08
                                                                       ========       ========    ========    ========    ========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ............      3.21%++        5.91%       9.71%       1.66%       1.57%
Return:**                                                              ========       ========    ========    ========    ========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ................       .77%*          .79%        .76%        .70%        .72%
Net Assets:                                                            ========       ========    ========    ========    ========
                     Expenses ......................................       .77%*          .79%        .76%        .70%        .72%
                                                                       ========       ========    ========    ========    ========
                     Investment income--net ........................      5.25%*         5.16%       5.10%       5.17%       4.80%
                                                                       ========       ========    ========    ========    ========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ......   $ 23,832       $ 25,886    $ 29,053    $ 30,242    $ 38,214
Data:                                                                  ========       ========    ========    ========    ========
                     Portfolio turnover ............................     12.64%         41.29%      81.27%      79.33%     120.54%
                                                                       ========       ========    ========    ========    ========
----------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

Financial Highlights (continued)

                                                                                                    Class B
                                                                       -----------------------------------------------------------
                                                                        For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended                For the Year Ended July 31,
                                                                        Jan. 31,    ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003         2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..........   $  10.20     $  10.14    $   9.73    $   10.08    $   10.41
Operating                                                              --------     --------    --------    ---------    ---------
Performance:         Investment income--net ........................        .25+         .47         .46          .45          .45
                     Realized and unrealized gain (loss) on
                     investments--net ..............................        .05          .06         .42         (.35)        (.33)
                                                                       --------     --------    --------    ---------    ---------
                     Total from investment operations ..............        .30          .53         .88          .10          .12
                                                                       --------     --------    --------    ---------    ---------
                     Less dividends and distributions:
                       Investment income--net ......................       (.25)        (.47)       (.46)        (.45)        (.45)
                       In excess of realized gain on
                       investments--net ............................         --           --        (.01)          --           --
                                                                       --------     --------    --------    ---------    ---------
                     Total dividends and distributions .............       (.25)        (.47)       (.47)        (.45)        (.45)
                                                                       --------     --------    --------    ---------    ---------
                     Net asset value, end of period ................   $  10.25     $  10.20    $  10.14    $    9.73    $   10.08
                                                                       ========     ========    ========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ............      2.94%++      5.38%       9.16%        1.14%        1.06%
Return:**                                                              ========     ========    ========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ................      1.27%*       1.29%       1.26%        1.20%        1.23%
Net Assets:                                                            ========     ========    ========    =========    =========
                     Expenses ......................................      1.28%*       1.29%       1.26%        1.20%        1.23%
                                                                       ========     ========    ========    =========    =========
                     Investment income--net ........................      4.74%*       4.65%       4.59%        4.66%        4.29%
                                                                       ========     ========    ========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ......   $ 67,814     $ 73,034    $ 86,433    $ 100,059    $ 133,276
Data:                                                                  ========     ========    ========    =========    =========
                     Portfolio turnover ............................     12.64%       41.29%      81.27%       79.33%      120.54%
                                                                       ========     ========    ========    =========    =========
----------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

Financial Highlights (continued)

                                                                                                    Class C
                                                                        ----------------------------------------------------------
                                                                          For the
The following per share data and ratios have been derived               Six Months
from information provided in the financial statements.                     Ended              For the Year Ended July 31,
                                                                         Jan. 31,      -------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2003          2002       2001       2000        1999
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ............   $  10.18      $  10.13    $   9.71   $  10.06   $   10.39
Operating                                                                --------      --------    --------   --------   ---------
Performance:         Investment income--net ..........................        .24+          .46         .44        .44         .43
                     Realized and unrealized gain (loss) on
                     investments--net ................................        .06           .05         .43       (.35)       (.33)
                                                                         --------      --------    --------   --------   ---------
                     Total from investment operations ................        .30           .51         .87        .09         .10
                                                                         --------      --------    --------   --------   ---------
                     Less dividends and distributions:
                       Investment income--net ........................       (.24)         (.46)       (.44)      (.44)       (.43)
                       In excess of realized gain on
                       investments--net ..............................         --            --        (.01)        --          --
                                                                         --------      --------    --------   --------   ---------
                     Total dividends and distributions ...............       (.24)         (.46)       (.45)      (.44)       (.43)
                                                                         --------      --------    --------   --------   ---------
                     Net asset value, end of period ..................   $  10.24      $  10.18    $  10.13   $   9.71   $   10.06
                                                                         ========      ========    ========   ========   =========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ..............      2.99%++       5.17%       9.17%      1.04%        .95%
Return:**                                                                ========      ========    ========   ========   =========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..................      1.37%*        1.39%       1.36%      1.30%       1.33%
Net Assets:                                                              ========      ========    ========   ========   =========
                     Expenses ........................................      1.38%*        1.39%       1.36%      1.30%       1.33%
                                                                         ========      ========    ========   ========   =========
                     Investment income--net ..........................      4.64%*        4.56%       4.49%      4.57%       4.19%
                                                                         ========      ========    ========   ========   =========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ........   $ 14,334      $ 10,489    $  9,110   $  8,497   $  10,897
Data:                                                                    ========      ========    ========   ========   =========
                     Portfolio turnover ..............................     12.64%        41.29%      81.27%     79.33%     120.54%
                                                                         ========      ========    ========   ========   =========
----------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class D
                                                                       ----------------------------------------------------------
                                                                        For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended                For the Year Ended July 31,
                                                                        Jan. 31,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2003          2002        2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ..........   $  10.19      $  10.13    $   9.71    $  10.06    $  10.39
Operating                                                              --------      --------    --------    --------    --------
Performance:         Investment income--net ........................        .27+          .51         .49         .49         .49
                     Realized and unrealized gain (loss) on
                     investments--net ..............................        .05           .06         .43        (.35)       (.33)
                                                                       --------      --------    --------    --------    --------
                     Total from investment operations ..............        .32           .57         .92         .14         .16
                                                                       --------      --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ......................       (.27)         (.51)       (.49)       (.49)       (.49)
                       In excess of realized gain on
                       investments--net ............................         --            --        (.01)         --          --
                                                                       --------      --------    --------    --------    --------
                     Total dividends and distributions .............       (.27)         (.51)       (.50)       (.49)       (.49)
                                                                       --------      --------    --------    --------    --------
                     Net asset value, end of period ................   $  10.24      $  10.19    $  10.13    $   9.71    $  10.06
                                                                       ========      ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ............      3.16%++       5.81%       9.72%       1.55%       1.46%
Return:**                                                              ========      ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ................       .87%*         .89%        .86%        .80%        .82%
Net Assets:                                                            ========      ========    ========    ========    ========
                     Expenses ......................................       .87%*         .89%        .86%        .80%        .82%
                                                                       ========      ========    ========    ========    ========
                     Investment income--net ........................      5.15%*        5.07%       4.99%       5.07%       4.69%
                                                                       ========      ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ......   $ 53,917      $ 43,909    $ 38,564    $ 25,725    $ 37,713
Data:                                                                  ========      ========    ========    ========    ========
                     Portfolio turnover ............................     12.64%        41.29%      81.27%      79.33%     120.54%
                                                                       ========      ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Florida Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its related net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended January 31, 2003, FAM reimbursed the Fund in the amount of $2,879.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                        Account              Distribution
                                    Maintenance Fee              Fee
--------------------------------------------------------------------------------
Class B ..........................       .25%                   .25%
Class C ..........................       .25%                   .35%
Class D ..........................       .10%                    --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                         FAMD                  MLPF&S
--------------------------------------------------------------------------------
Class A ..........................      $   41                $   498
Class D ..........................      $1,453                $15,544
--------------------------------------------------------------------------------

For the six months ended January 31, 2003, MLPF&S received contingent deferred sales charges of $34,498 and $1,349 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2003, the Fund reimbursed FAM $1,702 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2003 were $30,500,779 and $19,324,128, respectively.

Net realized gains for the six months ended January 31, 2003 and net unrealized gains as of January 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                       Realized              Unrealized
                                        Gains                  Gains
--------------------------------------------------------------------------------
Long-term investments ............  $   494,285             $ 7,333,534
                                    -----------             -----------
Total ............................  $   494,285             $ 7,333,534
                                    ===========             ===========
--------------------------------------------------------------------------------

As of January 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

$7,358,661, of which $7,578,132 related to appreciated securities and $219,471 related to depreciated securities. The aggregate cost of investments at January 31, 2003 for Federal income tax purposes was $148,564,633.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $5,819,201 and $(10,670,581) for the six months ended January 31, 2003 and for the year ended July 31, 2002, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2003                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          125,667      $  1,293,056
Shares issued to shareholders
in reinvestment of dividends ...............           32,480           333,441
                                                 ------------      ------------
Total issued ...............................          158,147         1,626,497
Shares redeemed ............................         (371,117)       (3,805,930)
                                                 ------------      ------------
Net decrease ...............................         (212,970)     $ (2,179,433)
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2002                                  Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          184,593      $  1,866,094
Shares issued to shareholders
in reinvestment of dividends ...............           71,456           722,256
                                                 ------------      ------------
Total issued ...............................          256,049         2,588,350
Shares redeemed ............................         (582,992)       (5,896,534)
                                                 ------------      ------------
Net decrease ...............................         (326,943)     $ (3,308,184)
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2003                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          565,947      $  5,820,181
Shares issued to shareholders
in reinvestment of dividends ...............           62,109           637,538
                                                 ------------      ------------
Total issued ...............................          628,056         6,457,719
Automatic conversion
of shares ..................................         (350,512)       (3,604,078)
Shares redeemed ............................         (822,294)       (8,441,707)
                                                 ------------      ------------
Net decrease ...............................         (544,750)     $ (5,588,066)
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2002                                  Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,037,222      $ 10,511,437
Shares issued to shareholders
in reinvestment of dividends ...............          140,201         1,417,079
                                                 ------------      ------------
Total issued ...............................        1,177,423        11,928,516
Automatic conversion
of shares ..................................       (1,036,517)      (10,510,916)
Shares redeemed ............................       (1,503,799)      (15,189,951)
                                                 ------------      ------------
Net decrease ...............................       (1,362,893)     $(13,772,351)
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2003                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          454,637      $  4,667,652
Shares issued to shareholders
in reinvestment of dividends ...............           13,541           138,777
                                                 ------------      ------------
Total issued ...............................          468,178         4,806,429
Shares redeemed ............................          (97,701)       (1,000,092)
                                                 ------------      ------------
Net increase ...............................          370,477      $  3,806,337
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2002                                  Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          465,382      $  4,701,880
Shares issued to shareholders
in reinvestment of dividends ...............           18,545           187,103
                                                 ------------      ------------
Total issued ...............................          483,927         4,888,983
Shares redeemed ............................         (353,786)       (3,578,123)
                                                 ------------      ------------
Net increase ...............................          130,141      $  1,310,860
                                                 ============      ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2003                               Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................        1,034,272      $ 10,572,049
Automatic conversion
of shares ..................................          351,159         3,604,078
Shares issued to shareholders
in reinvestment of dividends ...............           42,478           435,576
                                                 ------------      ------------
Total issued ...............................        1,427,909        14,611,703
Shares redeemed ............................         (471,380)       (4,831,340)
                                                 ------------      ------------
Net increase ...............................          956,529      $  9,780,363
                                                 ============      ============
-------------------------------------------------------------------------------

Merrill Lynch Florida Municipal Bond Fund                       January 31, 2003

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 2002                                  Shares            Amount
-------------------------------------------------------------------------------
Shares sold ................................          254,156      $  2,558,043
Automatic conversion
of shares ..................................        1,038,328        10,510,916
Shares issued to shareholders
in reinvestment of dividends ...............           55,928           564,161
                                                 ------------      ------------
Total issued ...............................        1,348,412        13,633,120
Shares redeemed ............................         (845,743)       (8,534,026)
                                                 ------------      ------------
Net increase ...............................          502,669      $  5,099,094
                                                 ============      ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended January 31, 2003.

6. Capital Loss Carryforward:

On July 31, 2002, the Fund had a net capital loss carryforward of $15,775,152, of which $8,249,262 expires in 2003, $2,275,703 expires in 2004, $4,131,859 expires in 2008 and $1,118,328 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Stephen B. Swensrud, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Robert D. Sneeden, Vice President
Donald C. Burke, Vice President and Treasurer
Brian D. Stewart, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Melvin R. Seiden, Trustee of Merrill Lynch Florida Municipal Bond Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Seiden well in his retirement.
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Florida Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #16031--1/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn,
    President of
    Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn,
    President of
    Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003

By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: March 17, 2003